Note 11 - Fair Value Measurements (Details) - Financial Instruments, Assets And Liabilities Measured at Fair Value on Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	10 Months Ended	12 Months Ended		10 Months Ended			12 Months Ended
	Oct. 31, 2013	Dec. 31, 2011	Oct. 31, 2013 Graphic Solutions [Member] Fair Value, Inputs, Level 3 [Member]	Oct. 31, 2013 Graphic Solutions [Member]	Dec. 31, 2013 Graphic Solutions [Member]	Dec. 31, 2011 Performance Materials [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Performance Materials [Member]	Oct. 31, 2013 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]
Asset Category
Carrying Value Prior to Impairment Analysis	$ 4,300	$ 51,138		$ 4,300	$ 4,300		$ 51,138
Fair Value			3,900		3,900	4,700		3,900	4,700
Total Losses	$ (400)	$ (46,438)		$ (400)			$ (46,438)